Employee Benefits - Restricted Stock Unit Activity and Weighted Average Grant Date Fair Value (Details) - Restricted Stock Award - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RSUs
Beginning balance (in shares)	6,997,284	0
Granted (in shares)	14,758,592	6,997,284
Vested and issued (in shares)	(895,627)	0
Forfeited (in shares)	(1,099,073)	0
Ending balance (in shares)	19,761,176	6,997,284
Vested and unissued (in shares)	39,022	1,760,363
Unvested (in shares)	19,722,154	5,236,921
Weighted Average Grant Date Fair Value Per RSU
Beginning balance (in usd per share)	$ 6.23	$ 0
Granted (in usd per share)		6.23
Vested and issued (in usd per share)		0
Forfeited (in usd per share)		0
Ending balance (in usd per share)		6.23
Vested and unissued (in usd per share)		6.23
Unvested (in usd per share)		$ 6.23